Structured Entities - Summary of Other Unconsolidated Bank-Sponsored Entities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 28,775	$ 27,155	$ 26,350
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	2,118	2,016
Scotia managed companies [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	3	5
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,121	$ 2,021